Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
OPERATING ACTIVITIES
Net Loss	$ (164,188)	$ (1,865,523)	$ (1,103,071)
Accretion related to convertible note	78,984	76,084	529,914
Finance costs and derivative expense	45,443	148,781	260,002
Change in fair value of derivative liability	(77,540)	(108,440)	(206,052)
Shares issued for services		535,832	126,500
Related party – loss on repayment of debt		(741,144)
Write-down of accounts receivable			45,800
Adjustments to reconcile Net Loss to net Cash used in operating activities:
Prepaid deposits and services	(16,205)	61,533	(38,570)
Accounts Payable	15,055	108,277	13,726
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(118,451)	(302,312)	(409,984)
FINANCING ACTIVITIES
Loans payable	(7,000)	96,000	215,000
Convertible debt	80,000	74,620	69,350
Loans to related party	47,141	132,077	123,702
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	120,142	302,697	408,052
NET INCREASE IN CASH	1,691	385	(1,932)
CASH, BEGINNING OF PERIOD	783	417	2,349
CASH, END OF PERIOD	$ 2,493	$ 802	$ 417